Revolving Credit Facility – M&T Bank (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Line of credit, maximum commitment	$ 7,500,000		$ 8,000,000.0
Line of Credit	6,763,863	$ 6,763,863	$ 6,263,863
Repayment of equipment indebtedness	1,370,000
Prepayment premium	63,416
Maximum [Member]
Line of credit, maximum commitment	8,000,000.0
Minimum [Member]
Line of credit, maximum commitment	$ 7,500,000